INVENTORIES, NET (Tables)	12 Months Ended
Mar. 31, 2025
INVENTORIES, NET
Schedule of inventories, net

	March 31,	March 31,
	2025	2024
Purchased office equipment for sale	$1,015,852	$1,239,240
Equipment parts and supplies	755,735	695,023
Other supplies	46,615	48,733
Subtotal	1,818,202	1,982,996
Less: inventory reserve	(18,182)	(19,830)
Inventories, net	$1,800,020	$1,963,166